16. Short and long-term debt (Details 3) - Finimp [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
DisclosureOfDebtLineItems [Line Items]
Principal amount	R$ 15,202
Interest rate (p.a.)	5.10%
USD
DisclosureOfDebtLineItems [Line Items]
New issuances date	1/12/2018
Renegotiations date	01/12/2018
Principal amount	R$ 4,722
Maturity date	1/7/2019
Principal amount	R$ 21,301
Interest rate (p.a.)	5.75%
USD
DisclosureOfDebtLineItems [Line Items]
New issuances date	3/2/2018
Principal amount	R$ 6,531
Maturity date	3/1/2019
Principal amount	R$ 21,874
Interest rate (p.a.)	5.44%
USD
DisclosureOfDebtLineItems [Line Items]
New issuances date	3/9/2018
Principal amount	R$ 6,731
Maturity date	9/5/2018
Principal amount	R$ 24,606
Interest rate (p.a.)	5.63%
USD
DisclosureOfDebtLineItems [Line Items]
New issuances date	3/23/2018
Principal amount	R$ 7,447
Maturity date	9/19/2018
Principal amount	R$ 24,285
Interest rate (p.a.)	5.75%
USD
DisclosureOfDebtLineItems [Line Items]
New issuances date	4/20/2018
Principal amount	R$ 7,121
Maturity date	10/17/2018
Principal amount	R$ 49,919
Interest rate (p.a.)	5.76%
USD
DisclosureOfDebtLineItems [Line Items]
New issuances date	4/27/2018
Principal amount	R$ 14,395
Maturity date	10/24/2018
Principal amount	R$ 27,225
Interest rate (p.a.)	6.19%
USD
DisclosureOfDebtLineItems [Line Items]
New issuances date	5/4/2018
Principal amount	R$ 7,710
Maturity date	10/31/2018
Principal amount	R$ 27,085
Interest rate (p.a.)	6.34%
USD
DisclosureOfDebtLineItems [Line Items]
New issuances date	10/19/2018
Principal amount	R$ 6,990
Maturity date	4/19/2019
Principal amount	R$ 23,453
Interest rate (p.a.)	6.50%
USD
DisclosureOfDebtLineItems [Line Items]
New issuances date	10/31/2018
Principal amount	R$ 6,053
Maturity date	4/29/2019
Principal amount	R$ 25,840
Interest rate (p.a.)	5.43%
USD
DisclosureOfDebtLineItems [Line Items]
New issuances date	11/18/2018
Principal amount	R$ 6,669
Maturity date	11/18/2019
Principal amount	R$ 27,881
Interest rate (p.a.)	6.61%
USD
DisclosureOfDebtLineItems [Line Items]
New issuances date	12/7/2018
Principal amount	R$ 7,195
Maturity date	6/5/2019
Principal amount	R$ 8,731
Interest rate (p.a.)	5.10%
USD
DisclosureOfDebtLineItems [Line Items]
Principal amount	R$ 2,694
Maturity date	1/7/2019
Principal amount	R$ 16,888
Interest rate (p.a.)	5.07%
USD
DisclosureOfDebtLineItems [Line Items]
Renegotiations date	1/12/2018
Principal amount	R$ 5,245
Maturity date	12/31/2018
Principal amount	R$ 27,208
Interest rate (p.a.)	5.20%
USD
DisclosureOfDebtLineItems [Line Items]
Renegotiations date	1/29/2018
Principal amount	R$ 8,595
Maturity date	1/24/2019
Principal amount	R$ 15,579
Interest rate (p.a.)	5.48%
USD
DisclosureOfDebtLineItems [Line Items]
Renegotiations date	2/5/2018
Principal amount	R$ 4,815
Maturity date	1/31/2019
Principal amount	R$ 14,874
Interest rate (p.a.)	6.73%
USD
DisclosureOfDebtLineItems [Line Items]
Renegotiations date	4/16/2018
Principal amount	R$ 4,273
Maturity date	4/11/2019
Principal amount	R$ 20,205
Interest rate (p.a.)	5.79%
USD
DisclosureOfDebtLineItems [Line Items]
Renegotiations date	5/29/2018
Principal amount	R$ 5,407
Maturity date	5/24/2019
Principal amount	R$ 37,335
Interest rate (p.a.)	4.99%
USD
DisclosureOfDebtLineItems [Line Items]
Renegotiations date	6/21/2018
Principal amount	R$ 9,683
Maturity date	6/14/2019
Principal amount	R$ 17,621
Interest rate (p.a.)	5.91%
USD
DisclosureOfDebtLineItems [Line Items]
Renegotiations date	6/21/2018
Principal amount	R$ 4,570
Maturity date	6/17/2019
Principal amount	R$ 40,239
Interest rate (p.a.)	4.99%
USD
DisclosureOfDebtLineItems [Line Items]
Renegotiations date	6/21/2018
Principal amount	R$ 10,436
Maturity date	6/14/2019
Principal amount	R$ 55,781
Interest rate (p.a.)	5.08%
USD
DisclosureOfDebtLineItems [Line Items]
Renegotiations date	10/24/2018
Principal amount	R$ 14,395
Maturity date	4/22/2019